Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Profit (loss) before income taxes	¥ (403,300)	¥ 1,317,640	¥ 1,642,384
Depreciation, amortization and impairment losses excluding equipment on operating leases	1,303,263	742,863	794,366
Loss (gain) on disposal of property, plant and equipment and intangible assets	335,897	22,079	(5,224)
Share of (profit) loss of investments accounted for using the equity method	162,080	(982)	(110,817)
Finance income and finance costs, net	(61,735)	(169,976)	(141,250)
Interest income and interest costs from financial services, net	(191,268)	(171,854)	(152,041)
Changes in assets and liabilities
Trade receivables	(56,262)	69,199	(138,323)
Inventories	81,624	(79,464)	(67,833)
Trade payables	29,534	112,635	36,516
Accrued expenses	87,069	72,803	157,582
Provisions and retirement benefit liabilities	525,725	128,447	263,593
Receivables from financial services	(246,923)	(904,344)	(1,454,357)
Equipment on operating leases	(365,571)	(690,110)	12,661
Other assets and liabilities	(21,550)	(58,502)	58,325
Other, net	(15,357)	(14)	(42,995)
Dividends received	90,083	126,343	158,092
Interest received	790,595	737,648	560,709
Interest paid	(495,270)	(439,081)	(283,447)
Income taxes paid, net of refund	(413,373)	(523,178)	(540,663)
Net cash provided by operating activities	1,135,261	292,152	747,278
Cash flows from investing activities:
Payments for additions to property, plant and equipment	(612,065)	(510,803)	(348,680)
Payments for additions to and internally developed intangible assets	(285,480)	(336,632)	(259,985)
Proceeds from sales of property, plant and equipment and intangible assets	31,952	12,258	14,418
Proceeds from sales of subsidiaries, net of cash and cash equivalents disposed of	3,596		(18,544)
Payments for acquisitions of investments accounted for using the equity method	(74,800)	(157,013)	(173,767)
Proceeds from sales of investments accounted for using the equity method	29,708	21,486
Payments for acquisitions of other financial assets	(242,033)	(419,222)	(282,076)
Proceeds from sales and redemptions of other financial assets	296,956	447,960	201,367
Net cash used in investing activities	(852,166)	(941,966)	(867,267)
Cash flows from financing activities:
Proceeds from short-term financing liabilities	7,542,779	8,988,964	10,020,736
Repayments of short-term financing liabilities	(8,228,184)	(8,648,271)	(10,045,118)
Proceeds from long-term financing liabilities	4,585,687	3,809,432	3,654,964
Repayments of long-term financing liabilities	(2,824,118)	(2,658,526)	(2,056,083)
Dividends paid to owners of the parent	(284,390)	(347,805)	(241,865)
Dividends paid to non-controlling interests	(78,199)	(67,186)	(66,855)
Purchases and sales of treasury stock, net	(670,270)	(722,037)	(250,009)
Repayments of lease liabilities	(80,222)	(78,137)	(80,513)
Other, net		4,043	(16,611)
Net cash provided by (used in) financing activities	(36,917)	280,477	918,646
Effect of exchange rate changes on cash and cash equivalents	343,504	(56,433)	352,894
Net change in cash and cash equivalents	589,682	(425,770)	1,151,551
Cash and cash equivalents at beginning of year	4,528,795	4,954,565	3,803,014
Cash and cash equivalents at end of year	¥ 5,118,477	¥ 4,528,795	¥ 4,954,565